Leases - Summary of information related to operating lease payments (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Leases [Abstract]
Operating leases right-of-use assets	¥ 72,309,492	¥ 62,141,054	$ 11,346,937
Current portion of lease liabilities	30,417,376	36,280,773	4,773,150
Non-current portion of lease liabilities	31,278,210	16,951,948	$ 4,908,234
Total operating lease liabilities	¥ 61,695,586	¥ 53,232,721
Weighted-average remaining lease term (in years) – operating leases	2 years 29 days	1 year 9 months	2 years 29 days
Weighted-average discount rate – operating leases	4.65%	4.25%	4.65%
Cash paid for operating leases	¥ 47,825,788	¥ 54,493,222
Lease liabilities arising from obtaining right-of-use assets	¥ 56,288,653	¥ 25,873,961